Expense Example, No Redemption - The Hartford MidCap Value Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 206
Expense Example, No Redemption, 3 Years	637
Expense Example, No Redemption, 5 Years	1,093
Expense Example, No Redemption, 10 Years	$ 2,358